Allocation of Goodwill by Reportable Segment (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended						12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Mar. 31, 2014 Wireless [Member]	Dec. 31, 2010 Wireless [Member] Predecessor [Member]	Dec. 31, 2013 Wireless [Member] Successor [Member]	Dec. 31, 2012 Wireless [Member] Successor [Member]	Dec. 31, 2011 Wireless [Member] Successor [Member]	Dec. 31, 2011 Wireless [Member] Successor [Member]	Mar. 31, 2014 Enterprise [Member]	Dec. 31, 2010 Enterprise [Member] Predecessor [Member]	Dec. 31, 2013 Enterprise [Member] Successor [Member]	Dec. 31, 2012 Enterprise [Member] Successor [Member]	Dec. 31, 2011 Enterprise [Member] Successor [Member]	Mar. 31, 2014 Broadband [Member]	Dec. 31, 2013 Broadband [Member]	Dec. 31, 2010 Broadband [Member] Predecessor [Member]	Dec. 31, 2013 Broadband [Member] Successor [Member]	Dec. 31, 2012 Broadband [Member] Successor [Member]	Dec. 31, 2011 Broadband [Member] Successor [Member]
Goodwill [Line Items]
Goodwill gross, beginning balance	$ 1,566,900,000					$ 1,554,100,000	$ 1,564,100,000			$ 821,100,000		$ 824,800,000	$ 828,800,000			$ 659,500,000		$ 636,500,000	$ 638,900,000		$ 86,300,000	$ 86,300,000		$ 92,800,000	$ 96,400,000
Elimination of predecessor goodwill									(994,000,000)						(839,500,000)					(20,900,000)						(133,600,000)
Preliminary purchase price allocations	(5,700,000)					23,000,000										(5,700,000)		23,000,000
Adjustments to purchase price allocations							(10,500,000)		1,565,400,000				(4,500,000)		830,100,000				(2,400,000)	638,900,000					(3,600,000)	96,400,000
Goodwill allocated to BiMetals sale						(6,500,000)																		(6,500,000)
Foreign exchange	900,000					(3,700,000)	500,000		(1,300,000)	900,000		(3,700,000)	500,000		(1,300,000)
Goodwill gross, ending balance	1,562,100,000	1,566,900,000				1,566,900,000	1,554,100,000	1,564,100,000	1,564,100,000	822,000,000		821,100,000	824,800,000	828,800,000	828,800,000	653,800,000		659,500,000	636,500,000	638,900,000	86,300,000	86,300,000		86,300,000	92,800,000	96,400,000
Impairment		(36,200,000)	0	(80,200,000)		(36,200,000)		(80,200,000)						(80,200,000)										(36,200,000)
Accumulated impairment charges	(116,400,000)					(116,400,000)	(80,200,000)	(80,200,000)	(80,200,000)	(80,200,000)		(80,200,000)	(80,200,000)	(80,200,000)	(80,200,000)						(36,200,000)			(36,200,000)
Goodwill, net	$ 1,445,712,000	$ 1,450,506,000			$ 994,000,000	$ 1,450,506,000	$ 1,473,932,000			$ 741,800,000	$ 839,500,000	$ 740,900,000				$ 653,800,000	$ 20,900,000	$ 659,500,000			$ 50,100,000		$ 133,600,000	$ 50,100,000